Note 12 - Warrants (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Class A Warrants	Class B Warrants	Class D Warrants	Class E Warrants
Outstanding as of December 31, 2010	1,106,627	1,106,627	2,284,993	-
Issued	-	-	1,950,167	3,576,737
Exercised	-	-	-	-
Expired	-	-	-	-
Outstanding as of December 31, 2011	1,106,627	1,106,627	4,235,160	3,576,737
Issued	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	(2,284,993)	-
Outstanding as of December 31, 2012	1,106,627	1,106,627	1,950,167	3,576,737